Employee benefit plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Japanese plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	¥ 93,859	¥ (290,664)	¥ 130,455
Recognized net actuarial loss	14,298	5,850	7,302
Prior service costs	21	489	381
Amortization of prior service costs	(4,148)	(4,669)	(4,723)
Amortization of net transition obligation	0	0	0
Other	811	76	46
Total recognized in other comprehensive income (loss)	104,841	(288,918)	133,461
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	13,647	(11,242)	(97,772)
Recognized net actuarial loss	5,134	7,121	2,892
Prior service costs	996	573	(3,217)
Amortization of prior service costs	344	435	377
Amortization of net transition obligation	0	0	0
Other	1,962	272	7,564
Total recognized in other comprehensive income (loss)	¥ 22,083	¥ (2,841)	¥ (90,156)